RETIREMENT PLANS AND POSTRETIREMENT BENEFIT PLANS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
APBO at beginning of year	$ 2,479	$ 2,277
Service cost	109	102	98
Interest cost	109	111	111
Actuarial loss (gain)	467	80
Plan participants' contributions	87	76
Benefits paid during year	(177)	(167)	(232)
APBO at end of year	$ 3,074	$ 2,479	$ 2,277